Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CLP ($)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 32,156
Telefónica Móviles Chile, S.A. | Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 94	$ 90,000
Telefónica Móviles Chile, S.A. | Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.60%	3.60%
Telefónica Móviles Chile, S.A. | Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 441	$ 500
Telefónica Móviles Chile, S.A. | Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.537%	3.537%